Derivative Instruments and Financial Risk Management - Additional Information (Detail) - Forward Contracts [Member] $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($) Payment ₪ / $ $ / $	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	$ 49,000
Weighted-average forward exchange rate | ₪ / $	3.44
Number of installment payments | Payment	17
(Loss) gain on derivative instruments	$ 178	$ (2,530)	$ 97
Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	$ 40,024
Weighted-average forward exchange rate | $ / $	1.31
Number of installment payments | Payment	16
(Loss) gain on derivative instruments	$ (629)	$ 2,545	$ 2,068
Ten Months Purchase Period [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	3,250
Six Month Purchase Period [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	2,000
One Month Purchase Period [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	4,500
One Month Purchase Period [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	826
Nine Months Purchase Period [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	2,453
Three Month Purchase Period [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	3,999
Three Month Purchase Period [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	$ 1,708